Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Germany ETF(a)(b)	1,001,937	$32,122,100

Total Investment Companies
(Cost: $34,855,510)		32,122,100

Short-Term Securities

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(a)(c)(d)	3,249,025	3,250,000
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(a)(c)	10,000	10,000

Total Short-Term Securities — 10.1%
(Cost: $3,260,000)		3,260,000

Total Investments in Securities — 110.0%
(Cost: $38,115,510)		35,382,100

Liabilities in Excess of Other Assets — (10.0)%		(3,222,806)

Net Assets — 100.0%		$32,159,294

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,998,138	$1,250,512	(a)	$—		$1,350	$—	$3,250,000	3,249,025	$116,306	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—		(50,000	)(a)	—	—	10,000	10,000	334		—
iShares MSCI Germany ETF	35,151,587	2,374,638		(9,808,968)		(102,263)	4,507,106	32,122,100	1,001,937	1,824		—
						$(100,913)	$4,507,106	$35,382,100		$118,464		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	93,000	USD	99,564	HSBC Bank PLC	06/03/24	$1,346
EUR	100,000	USD	106,920	JPMorgan Chase Bank N.A.	06/03/24	1,585
EUR	142,000	USD	154,148	Bank of New York	07/01/24	112
USD	145,643	EUR	134,000	Bank of America N.A.	07/01/24	74
USD	31,893,318	EUR	29,343,000	Citibank N.A.	07/01/24	17,041
						20,158
EUR	29,343,000	USD	31,855,025	Citibank N.A.	06/03/24	(16,419)
EUR	12,000	USD	13,045	Toronto Dominion Bank	06/03/24	(25)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2024

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	10,784	EUR	10,000	Nomura Securities International Inc.	06/03/24	$(67)
USD	31,622,526	EUR	29,538,000	UBS AG	06/03/24	(427,664)
						(444,175)
						$(424,017)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$32,122,100	$—	$—	$32,122,100
Short-Term Securities
Money Market Funds	3,260,000	—	—	3,260,000
	$35,382,100	$—	$—	$35,382,100
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$20,158	$—	$20,158
Liabilities
Foreign Currency Exchange Contracts	—	(444,175)	—	(444,175)
	$—	$(424,017)	$—	$(424,017)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

EUR	Euro
USD	United States Dollar

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